Document and Entity Information	Jan. 03, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001415311
Document Type	8-K
Document Period End Date	Jan. 03, 2020
Entity Registrant Name	ProShares Trust II
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34200
Entity Tax Identification Number	87-6284802
Entity Address, Address Line One	c/o ProShare Capital Management LLC
Entity Address, Address Line Two	7501 Wisconsin Avenue
Entity Address, Address Line Three	Suite 1000E
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	497-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Proshares Short Euro [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares Short Euro
Trading Symbol	EUFX
Security Exchange Name	NYSEArca
Proshares Short Vix Short Term Futures Etf [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares Short VIX Short-Term Futures ETF
Trading Symbol	SVXY
Security Exchange Name	NYSEArca
Proshares Ultra Bloomberg Crude Oil [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares Ultra Bloomberg Crude Oil
Trading Symbol	UCO
Security Exchange Name	NYSEArca
Proshares Ultra Bloomberg Natural Gas [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares Ultra Bloomberg Natural Gas
Trading Symbol	BOIL
Security Exchange Name	NYSEArca
Proshares Ultra Euro [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares Ultra Euro
Trading Symbol	ULE
Security Exchange Name	NYSEArca
Proshares Ultra Gold [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares Ultra Gold
Trading Symbol	UGL
Security Exchange Name	NYSEArca
Proshares Ultra Silver [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares Ultra Silver
Trading Symbol	AGQ
Security Exchange Name	NYSEArca
Proshares Ultra Vix Short Term Futures Etf [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares Ultra VIX Short-Term Futures ETF
Trading Symbol	UVXY
Security Exchange Name	NYSEArca
Proshares Ultra Yen [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares Ultra Yen
Trading Symbol	YCL
Security Exchange Name	NYSEArca
Proshares Ultra Pro Threex Crude Oil Etf [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares UltraPro 3x Crude Oil ETF
Trading Symbol	OILU
Security Exchange Name	NYSEArca
Proshares Ultra Pro 3x Short Crude Oil ETF [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares UltraPro 3x Short Crude Oil ETF
Trading Symbol	OILD
Security Exchange Name	NYSEArca
Proshares Ultra Short Australian Dollar [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares UltraShort Australian Dollar
Trading Symbol	CROC
Security Exchange Name	NYSEArca
Proshares Ultra Short Bloomberg Crude Oil [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares UltraShort Bloomberg Crude Oil
Trading Symbol	SCO
Security Exchange Name	NYSEArca
Proshares Ultra Short Bloomberg Natural Gas [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares UltraShort Bloomberg Natural Gas
Trading Symbol	KOLD
Security Exchange Name	NYSEArca
Proshares Ultra Short Euro [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares UltraShort Euro
Trading Symbol	EUO
Security Exchange Name	NYSEArca
Proshares Ultra Short Gold [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares UltraShort Gold
Trading Symbol	GLL
Security Exchange Name	NYSEArca
Proshares Ultra Short Silver [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares UltraShort Silver
Trading Symbol	ZSL
Security Exchange Name	NYSEArca
Proshares Ultra Short Yen [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares UltraShort Yen
Trading Symbol	YCS
Security Exchange Name	NYSEArca
Proshares Vix Mid Term Futures Etf [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares VIX Mid-Term Futures ETF
Trading Symbol	VIXM
Security Exchange Name	NYSEArca
Proshares Vix Short Term Futures Etf [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	ProShares VIX Short-Term Futures ETF
Trading Symbol	VIXY
Security Exchange Name	NYSEArca